Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Floating Rate Fund Class A, B, C, I, R, R4, R5 and W Shares	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses Columbia Floating Rate Fund		Class A, B, C, I, R, R4, R5 and W Shares	Class A, B, C, I, R, R4, R5 and W Shares Class A	Class A, B, C, I, R, R4, R5 and W Shares Class B	Class A, B, C, I, R, R4, R5 and W Shares Class C	Class A, B, C, I, R, R4, R5 and W Shares Class I	Class A, B, C, I, R, R4, R5 and W Shares Class R	Class A, B, C, I, R, R4, R5 and W Shares Class R4	Class A, B, C, I, R, R4, R5 and W Shares Class R5	Class A, B, C, I, R, R4, R5 and W Shares Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Management fees			0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%
Other expenses			0.24%	0.24%	0.24%	0.15%	0.24%	0.45%	0.20%	0.24%
Total annual fund operating expenses			1.07%	1.82%	1.82%	0.73%	1.32%	1.03%	0.78%	1.07%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Floating Rate Fund Class A, B, C, I, R, R4, R5 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	406	630	873	1,571
Class B	Class B (if shares are redeemed)	685	873	1,186	1,945
Class C	Class C (if shares are redeemed)	285	573	986	2,142
Class I	Class I (whether or not shares are redeemed)	75	234	407	910
Class R	Class R (whether or not shares are redeemed)	134	419	724	1,595
Class R4	Class R4 (whether or not shares are redeemed)	105	328	570	1,264
Class R5	Class R5 (whether or not shares are redeemed)	80	249	434	970
Class W	Class W (whether or not shares are redeemed)	109	341	591	1,310

Expense Example, No Redemption Columbia Floating Rate Fund Class A, B, C, I, R, R4, R5 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	185	573	986	1,945
Class C	Class C (if shares are not redeemed)	185	573	986	2,142

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager, Columbia Management Investment Advisers, LLC, to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.

The Fund normally invests in senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments). The proceeds of the loan primarily are used by the borrower to finance leveraged buy-outs, recapitalizations, dividends to sponsors, mergers and acquisitions, and, to a lesser extent, to finance internal growth or for other corporate purposes. Senior floating rate loans held by the Fund will generally have final maturities of nine years or less.

To the extent the Fund invests in derivatives securities, the Fund may count the value of derivative securities with floating rate loan characteristics towards its 80% policy.

The investment manager may also invest in other securities, including investment grade fixed income debt obligations, non-investment grade fixed income debt obligations and certain money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Confidential Information Access Risk. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund.

Counterparty Risk. Counterparty risk is the risk that the Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, including making payments to the Fund, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of floating rate loans and other investments may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other investments may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table Class R shares have not been in existence for one full calendar year and therefore performance information is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +16.99% (quarter ended June 30, 2009).

• Lowest return for a calendar quarter was -24.18% (quarter ended December 31, 2008).

• Class A year-to-date return was +2.68% at June 30, 2011.

Average Annual Total Returns Columbia Floating Rate Fund		Caption	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
Class A, B, C, I, R, R4, R5 and W Shares	[1]	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Class A, B, C, I, R, R4, R5 and W Shares before taxes Class A			Columbia Floating Rate Fund:	Class A — before taxes			7.87%	2.93%	Feb. 16, 2006
Class A, B, C, I, R, R4, R5 and W Shares before taxes Class B			Columbia Floating Rate Fund:	Class B — before taxes			5.49%	2.48%	Feb. 16, 2006
Class A, B, C, I, R, R4, R5 and W Shares before taxes Class C			Columbia Floating Rate Fund:	Class C — before taxes			9.37%	2.79%	Feb. 16, 2006
Class A, B, C, I, R, R4, R5 and W Shares before taxes Class I			Columbia Floating Rate Fund:	Class I — before taxes			11.57%	3.90%	Feb. 16, 2006
Class A, B, C, I, R, R4, R5 and W Shares before taxes Class R4			Columbia Floating Rate Fund:	Class R4 — before taxes			11.22%	3.77%	Feb. 16, 2006
Class A, B, C, I, R, R4, R5 and W Shares before taxes Class R5			Columbia Floating Rate Fund:	Class R5 — before taxes			11.50%	5.72%	Aug. 01, 2008
Class A, B, C, I, R, R4, R5 and W Shares before taxes Class W			Columbia Floating Rate Fund:	Class W — before taxes			11.12%	2.77%	Dec. 01, 2006
Class A, B, C, I, R, R4, R5 and W Shares after taxes on distributions Class A			Columbia Floating Rate Fund:	Class A — after taxes on distributions			6.06%	0.84%	Feb. 16, 2006
Class A, B, C, I, R, R4, R5 and W Shares after taxes on distributions and redemption of fund shares Class A			Columbia Floating Rate Fund:	Class A — after taxes on distributions and redemption of fund shares			5.06%	1.24%	Feb. 16, 2006
Class A, B, C, I, R, R4, R5 and W Shares (without sales charges) before taxes Class A			Columbia Floating Rate Fund:	Class A — (without sales charges) before taxes	[1]		11.20%	3.57%	Feb. 16, 2006
Class A, B, C, I, R, R4, R5 and W Shares Credit Suisse Leveraged Loan Index				Credit Suisse Leveraged Loan Index		(reflects no deduction for fees, expenses or taxes)	9.98%
Class A, B, C, I, R, R4, R5 and W Shares Credit Suisse Leveraged Loan Index Classes A, B, C, I, R and R4 Since inception, 2006-02-16								4.40%	Feb. 16, 2006
Class A, B, C, I, R, R4, R5 and W Shares Credit Suisse Leveraged Loan Index Class R5 Since inception, 2008-08-01								6.59%	Aug. 01, 2008
Class A, B, C, I, R, R4, R5 and W Shares Credit Suisse Leveraged Loan Index Class W Since inception, 2006-12-01								3.82%	Dec. 01, 2006
[1]	Class R shares have not been in existence for one full calendar year and therefore performance is not shown. The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the returns of Class A shares, the returns shown for Class A shares for all periods would be lower.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.